ASSETS HELD FOR SALE - Narrative (Details) - 1 months ended Apr. 30, 2021 - 391 MW Wind Portfolio - United States ฿ in Millions, $ in Millions	THB (฿) MW	USD ($) MW
Disclosure of detailed information about investment property [line items]
Ownership interest	100.00%	100.00%
Wind power capacity (in MW) | MW	391	391
Proceeds | $		$ 161
Proportion of voting rights held in associate	100.00%	100.00%
Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds | ฿	฿ 365
Minimum
Disclosure of detailed information about investment property [line items]
Proportion of economic interest	20.00%	20.00%
Maximum
Disclosure of detailed information about investment property [line items]
Proportion of economic interest	100.00%	100.00%